UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     June 30, 2012

Check here if Amendment [ ]     Amendment Number:

Institutional Investment Manager Filing this Report:

Name:        Artorius Management, LLC

Address:     750 Third Avenue, 9th Floor
             New York, NY 10017

Form 13F File Number:     28-14106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sullivan

Title:     Chief Financial Officer

Phone:     212-547-9510

Signature, Place, and Date of Signing:

/s/ Michael Sullivan    New York, New York      August 10, 2012
--------------------------------------------------------------------------------
[Signature]             [City, State]           [Date]

Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                          Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      49

Form 13F Information Table Value Total:  $15,393 (in thousands)

List of Other Included Managers: NONE

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                                      Form 13F Information Table


Column 1                      Column 2    Column 3   Column 4              Column 5        Column 6    Column 7       Column 8
----------------------------  ----------  ---------  ---------             --------        ----------  --------       ---------
                                                                Shares or
                             Title of                  Value    Principal  SH/   PUT/  Investment   Other        Voting Authority
Name of Issuer                Class       Cusip      (x$1,000)   Amount    PRN   CALL  Discretion  Managers       Sole  Shared None
------------------------------------------------------------------------------------------------------------------------------------
ALEXANDAR & BALDWIN
 HOLDINGS INC                 COM         014481105       533      10,000  SH              Sole       None       10,000
ACCO BRANDS CORP              COM         00081T108       155      15,000  SH              Sole       None       15,000
ACHILLION
PHARMACEUTICALS               COM         00448Q201        89      14,327  SH              Sole       None       14,327
ASSOCIATED ESTATES
REALTY CP                     COM         045604105       404      27,000  SH              Sole       None       27,000
AFFYMETRIX INC                COM         00826T108        70      15,000  SH              Sole       None       15,000
ASHFORD HOSPITALITY
TRUST                         COM SHS     044103109       103      12,213  SH              Sole       None       12,213
APARTMENT INVT & MGMT
CO -A                         CL A        03748R101       432      16,000  SH              Sole       None       16,000
APPLIED MICRO CIRCUITS
CORP                          COM         03822W406        76      13,345  SH              Sole       None       13,345
                              Depository
AMARIN CORPORATION            Receipt
PLC -ADR                      Equities    023111206       362      25,000  SH              Sole       None       25,000
ARQULE INC                    COM         04269E107        73      12,371  SH              Sole       None       12,371
ATLANTIC POWER CORP           COM         04878Q863       503      39,300  SH              Sole       None       39,300
CAMPUS CREST
COMMUNITIES INC               COM         13466Y105       474      45,600  SH              Sole       None       45,600
CORONADO BIOSCIENCES
INC                           COM         21976U109       121      23,900  SH              Sole       None       23,900
CONOCOPHILLIPS                COM         20825C104       699      12,500  SH              Sole       None       12,500
DELPHI AUTOMOTIVE PLC         COM         G27823106       260      10,200  SH              Sole       None       10,200
DIGITAL REALTY TRUST INC      COM         253868103     1,284      17,100  SH              Sole       None       17,100
ISHARES MSCI EMERGING
MKT IN                        ETFs        464287234       219       5,588  SH              Sole       None        5,588
ELLIE MAE INC                 COM         28849P100       180      10,009  SH              Sole       None       10,009
EARTHLINK INC                 COM         270321102        76      10,276  SH              Sole       None       10,276
EASTMAN CHEMICAL CO           COM         277432100     1,224      24,300  SH              Sole       None       24,300
ENDEAVOUR
INTERNATIONAL CORP            COM         29259G200       129      15,300  SH              Sole       None       15,300
GENIE ENERGY LTD-B            COM         372284208       120      15,500  SH              Sole       None       15,500
GEOPETRO RESOURCES
CO                            COM         37248H304         9      69,700  SH              Sole       None       69,700
HOWARD HUGHES
CORP/THE                      COM         44267D107       462       7,500  SH              Sole       None        7,500
IHS INC-CLASS A               COM         451734107       539       5,000  SH              Sole       None        5,000
KKR FINANCIAL HOLDINGS
LLC                           COM         48248A306       101      11,862  SH              Sole       None       11,862
LIBERTY INTERACTIVE
CORP-A                        COM         53071M104       178      10,000  SH              Sole       None       10,000
MAIN STREET CAPITAL
CORP                          COM         56035L104       522      21,589  SH              Sole       None       21,589
MAGELLAN PETROLEUM
CORP                          COM         559091301        51      46,504  SH              Sole       None       46,504
NOVACOPPER INC                COM         66988K102        38      19,000  SH              Sole       None       19,000
NOVAGOLD RESOURCES
INC                           COM         66987E206        83      15,700  SH              Sole       None       15,700
OMEROS CORP                   COM         682143102       200      20,000  SH              Sole       None       20,000
PDL BIOPHARMA INC             COM         69329Y104       100      15,106  SH              Sole       None       15,106
PEBBLEBROOK HOTEL
TRUST                         COM         70509V100       240      10,300  SH              Sole       None       10,300
POWERSHARES QQQ
NASDAQ 100                    ETFs        73935A104       584       9,100  SH              Sole       None        9,100
ROUSE PROPERTIES INC          COM         779287101       366      27,000  SH              Sole       None       27,000
SANDRIDGE MISSISSIPPIAN       COM UNIT
TRUS                          BEN INT     80007T101       232       9,000  SH              Sole       None        9,000
SUNSTONE HOTEL INVESTORS INC  COM         867892101       154      14,000  SH              Sole       None       14,000
SYNERGY RESOURCES
CORP                          COM         87164P103        73      23,683  SH              Sole       None       23,683
CARROLS RESTAURANT
GROUP INC                     COM         14574X104       119      20,000  SH              Sole       None       20,000
TEAM HEALTH HOLDINGS INC      COM         87817A107     1,253      52,000  SH              Sole       None       52,000
TRIQUINT
SEMICONDUCTOR INC             COM         89674K103       105      19,108  SH              Sole       None       19,108
TESLA MOTORS INC              COM         88160R101       494      15,800  SH              Sole       None       15,800
TETRA TECHNOLOGIES INC        COM         88162F105       111      15,544  SH              Sole       None       15,544
UNITED STATES ANTIMONY
CORP                          COM         911549103     1,012     250,522  SH              Sole       None      250,522
UNILIFE CORP                  COM         90478E103       138      40,820  SH              Sole       None       40,820
WINDSTREAM CORP               COM         97381W104       107      11,048  SH              Sole       None       11,048
WPX ENERGY INC                COM         98212B103       340      21,000  SH              Sole       None       21,000
EXELIS INC                    COM         30162A108       197      20,000  SH              Sole       None       20,000
                                                       15,393
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